Income Taxes - Reconciliation of the expected income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Income tax expense calculated at the statutory rate	20.00%	20.00%	20.00%
Tax on undistributed earnings	3.00%	8.00%	(10.80%)
Tax-exempt income	(0.00%)	(0.00%)	(16.20%)
Tax benefit resulting from setting aside legal reserve from prior year's income	0.00%	0.30%	(0.80%)
Tax benefit resulting from offsetting prior year's undistributed earning tax with current year's loss	0.00%	2.80%	0.00%
Increase in tax credits	(12.10%)	17.10%	(75.60%)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	8.70%	(40.90%)	100.20%
Net of non-taxable income and non-deductible expense	(0.20%)	2.20%	2.10%
Capital gain Tax	0.00%	0.00%	(1.60%)
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	(1.20%)	(1.20%)	6.30%
Foreign tax rate differential	1.50%	(3.50%)	12.10%
Variance from audits, amendments and examinations of prior years' income tax filings	(0.60%)	(2.30%)	(0.80%)
Effect of tax rate changes	0.00%	0.00%	(17.10%)
Others	1.10%	(0.70%)	0.60%
Effective tax rate	20.60%	(2.60%)	14.20%
Profit (loss) before income taxes	$ 56,872	$ (15,768)	$ 7,020
Income tax expense calculated at the statutory rate	11,374	(3,154)	1,404
Tax on undistributed earnings	1,727	(1,261)	(755)
Tax-exempt income	0		(1,135)
Tax benefit resulting from setting aside legal reserve from prior year's income	0	(51)	(56)
Tax benefit resulting from offsetting prior year's undistributed earning tax with current year's loss	0	(443)
Increase in tax credits	(6,895)	(2,698)	(5,306)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	4,954	6,455	7,034
Net of non-taxable income and non-deductible expense	129	343	151
Capital gain Tax	0		(116)
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	(709)	194	440
Foreign tax rate differential	881	548	850
Variance from audits, amendments and examinations of prior years' income tax filings	(363)	368	(58)
Effect of tax rate changes	0		(1,199)
Others	614	115	42
Income tax expense	$ 11,712	$ 416	$ 994